CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive (loss) income	Total
Balance at Dec. 31, 2017	$ 13,333	$ 783,207	$ 74,956	$ (84,048)	$ (41,022)	$ 746,426
Balance, Shares at Dec. 31, 2017	13,333,334
Issuance of ordinary shares	$ 1,000	78,094	0	0	0	79,094
Issuance of ordinary shares (in shares)	1,000,000
Net (loss) income	$ 0	0	0	(61,924)	0	(61,924)
Foreign currency translation (loss) gain	0	0	0	0	(35,876)	(35,876)
Balance at Dec. 31, 2018	$ 14,333	861,301	74,956	(145,972)	(76,898)	727,720
Balance, shares at Dec. 31, 2018	14,333,334
Net (loss) income	$ 0	0	0	946,535	0	946,535
Statutory reserves	0	0	79,495	(79,495)	0	79,495
Foreign currency translation (loss) gain	0	0	0	0	(21,436)	(21,436)
Balance at Dec. 31, 2019	$ 14,333	861,301	154,451	721,068	(98,334)	$ 1,652,819
Balance, shares at Dec. 31, 2019	14,333,334
Issuance of ordinary shares (in shares)	14,333,334					1,000,000
Net (loss) income	$ 0	0	0	(780,600)	0	$ (780,600)
Statutory reserves						0
Foreign currency translation (loss) gain	0	0	0	0	59,707	59,707
Balance at Dec. 31, 2020	$ 14,333	$ 861,301	$ 154,451	$ (59,532)	$ (38,627)	$ 931,926
Balance, shares at Dec. 31, 2020	14,333,334